Offerings	Apr. 29, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered	66,423
Proposed Maximum Offering Price per Unit	91.21
Maximum Aggregate Offering Price	$ 6,058,441.83
Fee Rate	0.01381%
Amount of Registration Fee	$ 836.67
Offering Note

(1)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the number of shares being registered shall be adjusted to include any additional shares that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction.

(2)

Pursuant to Rule 457(c) under the Securities Act of 1933, the offering price is computed on the basis of the average of the high and low prices of the common stock of Spire Inc., as reported on the New York Stock Exchange on April 27, 2026.

(4)

Pursuant to Rule 415(a)(6) this registration statement carries forward 183,577 unsold shares of common stock of the 250,000 shares of common stock previously registered on the 2023 Registration Statement. As a result, the offering of unsold securities under the 2023 Registration Statement will be deemed terminated as of the date of effectiveness of the registration statement on Form S-3ASR to which this Exhibit relates.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered	183,577
Maximum Aggregate Offering Price	$ 12,391,148.55
Carry Forward Form Type	S-3
Carry Forward File Number	333-272457
Carry Forward Initial Effective Date	Jun. 06, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,472.73
Offering Note

(1)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the number of shares being registered shall be adjusted to include any additional shares that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction.

(3)

Represents 183,577 unsold shares of common stock carried forward from the Registration Statement noted above (the “2023 Registration Statement”). Of such shares, 107,877 were originally registered on the 2023 Registration Statement and 75,700 were originally registered on Registration Statement No. 333-239036 (the “2020 Registration Statement”) and subsequently carried forward to the 2023 Registration Statement. The fees previously paid and carried forward by the registrant in connection with the original registration of the unsold shares of common stock were $762.62 in connection with the 107,877 unsold shares originally registered on the 2023 Registration Statement and $710.11 in connection with the 75,700 unsold shares originally registered on the 2020 Registration Statement. Such fees will continue to be applied to such unsold shares.